Transactions with Related Parties - Transactions with Related Parties (Parenthetical) (Detail) ₩ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)
Disclosure of transactions between related parties [Line Items]
Dividends paid	₩ 216,241
Dividends received	10,011	₩ 35,143	₩ 12,416
Korea IT Fund and Others [member]
Disclosure of transactions between related parties [Line Items]
Dividends received		4,587
SK Innovation Co Ltd SK Energy Co Ltd SK Lubricants Co Ltd SK Trading International Co Ltd and SK Global Chemical Co Ltd [member]
Disclosure of transactions between related parties [Line Items]
Dividends received		68,500
SK hynix Inc. [member]
Disclosure of transactions between related parties [Line Items]
Dividends received	219,150	146,100
Dividend declared			87,660
Other associates [Member]
Disclosure of transactions between related parties [Line Items]
Dividend declared	11,955
Other associates [Member] | Korea IT fund [member]
Disclosure of transactions between related parties [Line Items]
Dividends received			₩ 6,597
SK Holdings Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Dividends paid		203,635		$ 203,635
Handset purchases [member]
Disclosure of transactions between related parties [Line Items]
Dividends paid	₩ 1,043,902	₩ 1,100,370